Sales and Receivable Concentration (Tables)	12 Months Ended
Jul. 02, 2017
Segment Reporting Information Receivable [Abstract]
Sales to Largest Customers

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 2, 2017		July 3, 2016		June 28, 2015
	Net Sales	%	Net Sales	%	Net Sales	%
Fiat Chrysler Automobiles	$100,575	24%	$115,858	29%	$116,914	28%
General Motors Company	88,624	21	79,893	20	105,809	26
Ford Motor Company	62,314	15	57,317	14	45,415	11
	$251,513	60%	$253,068	63%	$268,138	65%

Receivables from Largest Customers

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	July 2, 2017		July 3, 2016
	Receivables	%	Receivables	%
Fiat Chrysler Automobiles	$17,107	26%	$18,103	28%
General Motors Company	13,395	21	13,090	21
Ford Motor Company	8,644	13	6,863	11
	$39,146	60%	$38,056	60%